Revenue - Schedule of Revenue (Details)		6 Months Ended
		Jun. 30, 2026 USD ($) g	Jun. 30, 2025 USD ($) g
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		$ 50,836,000	$ 36,383,000
Total ounces of gold sold		11,357	12,226
Net work in progress (oz)		256	447
Gold produced (oz)		11,373	12,741
Tonnes milled (kt)		233	236
Grade (g/t)		1.7	1.9
Recovery (%)		88.00%	89.00%
Net realized gold price ($/oz) | $	[1]	$ 4,195,000	$ 2,827,000
How Mine’s [Member]
Schedule of Revenue [Line Items]
Total ounces of gold sold		11,357	12,226
Net work in progress (oz)		256	447
Gold produced (oz)		11,373	12,741
Tonnes milled (kt)		233	236
Grade (g/t)		1.7	1.9
Recovery (%)		88.00%	89.00%
Gold Sales [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		$ 50,788,000	$ 36,360,000
Gold Sales [Member] | How Mine’s [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		50,788,000	36,360,000
Silver Sales [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		48,000	23,000
Silver Sales [Member] | How Mine’s [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		48,000	23,000
Royalty revenue [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		50,836	36,383,000
Royalty revenue [Member] | How Mine’s [Member]
Schedule of Revenue [Line Items]
Revenue recognized at a point in time | $		$ 50,836	$ 36,383

[1]	Net realized gold price is after the deduction of royalties.